Premises and Equipment (Components of Premises and Equipment) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Total	¥ 1,994,972	¥ 1,923,706
Less accumulated depreciation	1,134,394	1,107,877
Premises and equipment-net	860,578	815,829
Land
Property, Plant and Equipment [Line Items]
Total	393,932	372,710
Buildings
Property, Plant and Equipment [Line Items]
Total	800,821	766,945
Equipment and furniture
Property, Plant and Equipment [Line Items]
Total	509,828	497,478
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total	255,712	255,679
Construction in progress
Property, Plant and Equipment [Line Items]
Total	¥ 34,679	¥ 30,894